Vanguard Wellington™ Fund
Schedule of Investments (unaudited)
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.4%)
Communication Services (6.1%)
*	Alphabet Inc. Class A	28,273,982	3,914,816
	Meta Platforms Inc. Class A	5,577,533	2,733,716
			6,648,532
Consumer Discretionary (8.1%)
*	Amazon.com Inc.	22,576,562	3,990,633
	Home Depot Inc.	3,179,089	1,209,993
	TJX Cos. Inc.	10,125,595	1,003,851
	McDonald's Corp.	2,900,166	847,661
	Lennar Corp. Class A	3,216,631	509,868
	Tractor Supply Co.	1,993,406	506,963
	DR Horton Inc.	2,992,313	447,171
*	Airbnb Inc. Class A	2,234,296	351,835
			8,867,975
Consumer Staples (3.3%)
	Procter & Gamble Co.	9,647,733	1,533,411
	Pernod Ricard SA	4,449,210	743,613
	Sysco Corp.	8,748,207	708,342
	Unilever plc	13,306,043	649,791
			3,635,157
Energy (3.2%)
	Shell plc	27,317,315	858,289
	ConocoPhillips	7,359,634	828,253
	Diamondback Energy Inc.	2,705,793	493,861
	EQT Corp.	11,054,914	410,690
	Cenovus Energy Inc.	22,657,743	394,925
	EOG Resources Inc.	2,969,296	339,866
	Chesapeake Energy Corp.	1,923,616	159,237
			3,485,121
Financials (9.3%)
	Progressive Corp.	9,481,559	1,797,324
	JPMorgan Chase & Co.	8,551,950	1,591,176
	S&P Global Inc.	2,444,966	1,047,374
	Morgan Stanley	11,193,175	963,061
	Wells Fargo & Co.	16,543,788	919,669
	Intercontinental Exchange Inc.	5,510,501	762,763
	American Express Co.	2,952,505	647,839
	BlackRock Inc.	547,124	443,904
	Everest Group Ltd.	1,064,064	392,512
	Mastercard Inc. Class A	812,993	385,977
	Visa Inc. Class A	1,351,720	382,050

		Shares	Market Value ($000)
	KKR & Co. Inc.	3,816,716	375,030
	Global Payments Inc.	2,106,867	273,261
	Goldman Sachs Group Inc.	673,376	261,977
			10,243,917
Health Care (8.5%)
	UnitedHealth Group Inc.	3,176,724	1,568,031
	Merck & Co. Inc.	11,477,328	1,459,342
	HCA Healthcare Inc.	4,581,098	1,427,928
	AstraZeneca plc ADR	16,820,390	1,079,196
	Danaher Corp.	4,204,838	1,064,413
	Novartis AG (Registered)	9,400,394	948,477
	Humana Inc.	1,427,310	500,015
	Becton Dickinson & Co.	1,994,623	469,834
	Daiichi Sankyo Co. Ltd.	13,331,785	439,068
	Pfizer Inc.	15,646,715	415,577
			9,371,881
Industrials (5.5%)
	Honeywell International Inc.	5,079,719	1,009,493
*	Uber Technologies Inc.	10,221,676	812,623
*	Boeing Co.	3,947,945	804,275
	Fortive Corp.	8,652,447	736,583
	Parker-Hannifin Corp.	1,145,101	613,144
	Johnson Controls International plc	9,123,140	540,728
	Illinois Tool Works Inc.	1,507,513	395,195
	Northrop Grumman Corp.	833,254	384,147
	RTX Corp.	3,945,585	353,801
	Deere & Co.	955,442	348,784
			5,998,773
Information Technology (17.4%)
	Microsoft Corp.	14,797,591	6,120,876
	Apple Inc.	17,979,166	3,249,734
	NVIDIA Corp.	1,848,708	1,462,550
	Intel Corp.	27,516,505	1,184,585
*	Advanced Micro Devices Inc.	5,761,207	1,109,205
*	Salesforce Inc.	3,229,613	997,369
	KLA Corp.	1,437,674	980,925
	Broadcom Inc.	749,520	974,743
	Texas Instruments Inc.	5,808,156	971,879
	Accenture plc Class A	1,931,925	724,047
	Intuit Inc.	1,027,263	680,962
	NXP Semiconductors NV	1,486,241	371,159
	CDW Corp.	780,540	192,177
			19,020,211
Materials (1.2%)
	Glencore plc	165,712,973	787,821
	Anglo American plc	16,242,342	349,973
	Barrick Gold Corp.	15,479,024	226,923
			1,364,717
Real Estate (0.8%)
	Welltower Inc.	5,730,915	528,161
	VICI Properties Inc. Class A	10,490,749	313,988
			842,149
Utilities (2.0%)
	Duke Energy Corp.	10,710,937	983,585
	Exelon Corp.	24,834,902	890,083

				Shares	Market Value ($000)
	American Electric Power Co. Inc.			3,914,516	333,478
					2,207,146
Total Common Stocks (Cost $42,610,594)					71,685,579
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.1%)
U.S. Government Securities (7.6%)
[1]	United States Treasury Note/Bond	0.250%	5/31/25	296,720	280,030
	United States Treasury Note/Bond	4.250%	5/31/25	95,000	94,213
	United States Treasury Note/Bond	4.625%	6/30/25	165,000	164,459
	United States Treasury Note/Bond	0.250%	7/31/25	145,975	136,874
	United States Treasury Note/Bond	4.750%	7/31/25	140,000	139,825
	United States Treasury Note/Bond	2.000%	8/15/25	61,860	59,415
	United States Treasury Note/Bond	3.125%	8/15/25	221,950	216,679
	United States Treasury Note/Bond	0.250%	8/31/25	125,010	116,826
[2]	United States Treasury Note/Bond	5.000%	8/31/25	155,000	155,412
	United States Treasury Note/Bond	3.500%	9/15/25	5,480	5,375
[2]	United States Treasury Note/Bond	5.000%	9/30/25	315,334	316,319
	United States Treasury Note/Bond	0.375%	11/30/25	78,000	72,357
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	64,208
	United States Treasury Note/Bond	4.250%	12/31/25	39,156	38,850
	United States Treasury Note/Bond	0.375%	1/31/26	626,325	577,491
	United States Treasury Note/Bond	4.250%	1/31/26	115,000	114,155
	United States Treasury Note/Bond	4.000%	2/15/26	120,000	118,556
	United States Treasury Note/Bond	4.625%	2/28/26	46,000	46,000
	United States Treasury Note/Bond	1.625%	5/15/26	31,710	29,763
	United States Treasury Note/Bond	4.500%	7/15/26	2,120	2,118
	United States Treasury Note/Bond	4.375%	8/15/26	218,280	217,564
	United States Treasury Note/Bond	0.750%	8/31/26	120,380	109,790
	United States Treasury Note/Bond	4.625%	10/15/26	105,000	105,345
	United States Treasury Note/Bond	2.000%	11/15/26	17,430	16,341
	United States Treasury Note/Bond	4.625%	11/15/26	190,000	190,713
	United States Treasury Note/Bond	4.000%	1/15/27	48,611	48,041
	United States Treasury Note/Bond	4.125%	2/15/27	377,851	374,781
	United States Treasury Note/Bond	2.500%	3/31/27	231,318	218,740
	United States Treasury Note/Bond	2.750%	4/30/27	136,291	129,689
	United States Treasury Note/Bond	2.750%	7/31/27	147,626	140,037
	United States Treasury Note/Bond	3.125%	8/31/27	50,631	48,590
	United States Treasury Note/Bond	4.125%	9/30/27	35,000	34,716
	United States Treasury Note/Bond	4.125%	10/31/27	177,330	175,889
	United States Treasury Note/Bond	2.250%	11/15/27	24,532	22,776
	United States Treasury Note/Bond	3.875%	11/30/27	67,100	65,989
	United States Treasury Note/Bond	3.875%	12/31/27	40,552	39,874
	United States Treasury Note/Bond	4.000%	2/29/28	55,525	54,848
	United States Treasury Note/Bond	3.625%	3/31/28	19,195	18,691
	United States Treasury Note/Bond	3.625%	5/31/28	12,367	12,039
	United States Treasury Note/Bond	4.125%	7/31/28	162,089	160,949
	United States Treasury Note/Bond	4.375%	8/31/28	166,259	166,779
	United States Treasury Note/Bond	4.625%	9/30/28	186,993	189,535
	United States Treasury Note/Bond	4.375%	11/30/28	101,214	101,641
	United States Treasury Note/Bond	3.750%	12/31/28	165,804	162,021
	United States Treasury Note/Bond	4.000%	1/31/29	780,306	771,284
	United States Treasury Note/Bond	4.250%	2/28/29	270,053	270,095
	United States Treasury Note/Bond	3.875%	9/30/29	4,297	4,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.000%	10/31/29	15,799	15,574
	United States Treasury Note/Bond	3.500%	4/30/30	8,526	8,169
	United States Treasury Note/Bond	3.750%	5/31/30	11,316	10,987
	United States Treasury Note/Bond	4.000%	7/31/30	20,804	20,482
	United States Treasury Note/Bond	4.875%	10/31/30	4,088	4,227
	United States Treasury Note/Bond	4.375%	11/30/30	16,550	16,641
	United States Treasury Note/Bond	3.750%	12/31/30	57,152	55,393
	United States Treasury Note/Bond	4.500%	11/15/33	69,517	70,842
	United States Treasury Note/Bond	4.000%	2/15/34	204,445	200,420
	United States Treasury Note/Bond	1.750%	8/15/41	12,610	8,396
	United States Treasury Note/Bond	2.000%	11/15/41	250,701	173,493
	United States Treasury Note/Bond	2.375%	2/15/42	8,898	6,540
	United States Treasury Note/Bond	3.250%	5/15/42	20,950	17,618
	United States Treasury Note/Bond	3.375%	8/15/42	198,343	169,584
	United States Treasury Note/Bond	4.000%	11/15/42	110,357	103,029
	United States Treasury Note/Bond	3.875%	2/15/43	165,104	151,225
	United States Treasury Note/Bond	3.875%	5/15/43	178,026	162,782
	United States Treasury Note/Bond	4.375%	8/15/43	149,291	146,212
	United States Treasury Note/Bond	4.750%	11/15/43	43,742	45,020
	United States Treasury Note/Bond	4.500%	2/15/44	69,325	69,325
	United States Treasury Note/Bond	3.000%	8/15/52	109	84
	United States Treasury Note/Bond	4.000%	11/15/52	437	409
	United States Treasury Note/Bond	3.625%	2/15/53	32,421	28,353
	United States Treasury Note/Bond	3.625%	5/15/53	27,325	23,918
	United States Treasury Note/Bond	4.125%	8/15/53	13,415	12,851
	United States Treasury Note/Bond	4.250%	2/15/54	193,561	189,992
					8,311,459
Conventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	19,582	15,025
[3]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	669	684
[3,4]	UMBS Pool	2.500%	9/1/27–4/1/38	22,785	20,407
[3,4]	UMBS Pool	3.000%	3/1/33–11/1/46	24,516	23,362
[3,4]	UMBS Pool	3.500%	11/1/45–6/1/46	48	44
[3,4,5]	UMBS Pool	5.000%	8/1/43–3/25/54	198,898	194,752
[3,4]	UMBS Pool	5.500%	3/1/53–9/1/53	87,014	86,369
[3,4,5]	UMBS Pool	6.000%	8/1/53–3/25/54	75,000	75,384
					416,027
Nonconventional Mortgage-Backed Securities (0.1%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,047	2,785
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	801	774
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	118	116
[3,4]	Fannie Mae REMICS	2.500%	8/25/46	11,128	8,839
[3,4]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	39,013	34,703
[3,4]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	54,522	51,467
[3,4]	Fannie Mae REMICS	4.000%	7/25/53	1,882	1,835
[3,4]	Freddie Mac REMICS	1.500%	10/15/42	4,791	4,176
[3,4]	Freddie Mac REMICS	3.000%	6/15/44–7/15/45	8,831	7,616
[3,4]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	12,719	11,410
[3,4]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,658	3,573
[3]	Ginnie Mae REMICS	2.500%	10/20/49	69,458	60,052
					187,346
Total U.S. Government and Agency Obligations (Cost $9,180,863)					8,914,832
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[3,6]	Aaset Trust Series 2019-1	3.844%	5/15/39	2,362	1,913
[3,6]	Affirm Asset Securitization Trust Series 2021-Z1	1.070%	8/15/25	840	834

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Affirm Asset Securitization Trust Series 2021-Z2	1.170%	11/16/26	2,538	2,476
[3,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	60,180	54,571
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	43,970	44,662
[3,6]	American Tower Trust #1	5.490%	3/15/28	66,310	66,883
[3,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/49	1,256	1,209
[3,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/59	3,036	2,933
[3,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/66	21,399	17,410
[3,6,7]	BX Commercial Mortgage Trust Series 2021-VOLT, TSFR1M + 0.814%	6.132%	9/15/36	25,090	24,806
[3,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	6.332%	10/15/36	14,785	14,591
[3,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	17,877	16,073
[3,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	5,132	4,775
[3,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	36,873	33,102
[3,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	3,603	3,497
[3,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	13,604	13,191
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/51	13,377	11,949
[3,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	23,496	20,251
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	47,500	48,213
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/30	21,565	21,520
[3,4,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	11.336%	10/25/28	1,731	1,834
[3,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/38	63,302	57,669
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	28,605	27,851
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	40,745	40,852
[3,4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	47,853	49,288
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/34	6,000	5,046
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	7,500	6,131
[3,4]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	17,705	13,137
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	9,420	9,308
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	21,405	22,107
[3,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/26	32,038	28,911
[3,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	7,942	7,004
[3,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/39	9,411	7,488
[3,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/39	7,407	6,447
[3,6]	MAPS Ltd. Series 2019-1A	4.458%	3/15/44	1,943	1,725
[3,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	125,560	109,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	10,325	8,578
[3,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/28	23,092	22,257
[3,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	44,711	42,013
[3]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	21,473	20,108
[3,6]	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE	4.144%	1/5/43	27,300	20,202
[3,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/47	13,069	11,112
[3,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	8,829	8,112
[3,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	19,129	17,334
[3,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	35,385	30,522
[3,6]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	10,433	10,302
[3,6]	Vantage Data Centers Issuer LLC Series 2020-1A	1.645%	9/15/45	24,304	22,700
[3,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/46	38,038	34,415
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	34,995	35,020
[3,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	25,780	25,873
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,182,095)					1,107,788
Corporate Bonds (22.1%)
Communications (1.2%)
	America Movil SAB de CV	3.625%	4/22/29	26,990	25,071
	America Movil SAB de CV	6.125%	3/30/40	7,380	7,723
	AT&T Inc.	3.500%	6/1/41	30,000	23,028
	AT&T Inc.	4.300%	12/15/42	35,590	30,049
	AT&T Inc.	3.650%	6/1/51	8,341	5,965
	Charter Communications Operating LLC	3.500%	3/1/42	29,050	18,971
	Charter Communications Operating LLC	6.484%	10/23/45	33,777	30,848
	Charter Communications Operating LLC	5.375%	5/1/47	8,253	6,494
	Comcast Corp.	3.400%	4/1/30	4,940	4,521
	Comcast Corp.	4.250%	1/15/33	42,890	40,174
	Comcast Corp.	4.200%	8/15/34	30,890	28,378
	Comcast Corp.	5.650%	6/15/35	4,725	4,854
	Comcast Corp.	4.400%	8/15/35	32,325	29,947
	Comcast Corp.	6.500%	11/15/35	945	1,031
	Comcast Corp.	3.250%	11/1/39	24,000	18,431
	Comcast Corp.	3.969%	11/1/47	15,577	12,355
	Comcast Corp.	4.000%	3/1/48	12,180	9,657
	Comcast Corp.	3.999%	11/1/49	23,162	18,318
	Comcast Corp.	2.887%	11/1/51	56,240	35,627
	Comcast Corp.	2.450%	8/15/52	13,355	7,663
	Comcast Corp.	4.049%	11/1/52	10,339	8,155
	Comcast Corp.	5.350%	5/15/53	48,000	46,814
	Comcast Corp.	2.937%	11/1/56	210,578	129,661
	Comcast Corp.	2.987%	11/1/63	91,251	54,603
[6]	Cox Communications Inc.	3.150%	8/15/24	2,503	2,468
[6]	Cox Communications Inc.	4.800%	2/1/35	30,000	27,565
	Discovery Communications LLC	4.125%	5/15/29	14,172	13,096
	Discovery Communications LLC	3.625%	5/15/30	20,000	17,576
	Discovery Communications LLC	5.300%	5/15/49	5,000	4,078
	Discovery Communications LLC	4.000%	9/15/55	47,815	31,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	4.950%	5/15/33	49,450	49,485
	Meta Platforms Inc.	5.600%	5/15/53	30,075	31,151
	Meta Platforms Inc.	5.750%	5/15/63	15,440	16,165
	NBCUniversal Media LLC	4.450%	1/15/43	6,331	5,533
[6]	NTT Finance Corp.	1.162%	4/3/26	44,235	40,759
[6]	NTT Finance Corp.	2.065%	4/3/31	10,370	8,533
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	23,430	20,096
	Orange SA	9.000%	3/1/31	20,280	24,507
[6]	Sprint Spectrum Co. LLC	4.738%	3/20/25	13,520	13,414
	Telefonica Emisiones SA	5.213%	3/8/47	19,100	17,163
	Telefonica Emisiones SA	5.520%	3/1/49	19,772	18,445
	T-Mobile USA Inc.	2.050%	2/15/28	37,110	33,058
	T-Mobile USA Inc.	3.875%	4/15/30	70,676	65,626
	T-Mobile USA Inc.	4.375%	4/15/40	15,735	13,793
	T-Mobile USA Inc.	3.000%	2/15/41	4,885	3,525
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	26,724	23,620
	Verizon Communications Inc.	4.329%	9/21/28	14,919	14,483
	Verizon Communications Inc.	2.355%	3/15/32	64,265	52,051
	Verizon Communications Inc.	4.812%	3/15/39	24,854	23,180
	Verizon Communications Inc.	2.875%	11/20/50	4,445	2,832
	Verizon Communications Inc.	2.987%	10/30/56	6,745	4,193
	Verizon Communications Inc.	3.000%	11/20/60	4,599	2,792
	Walt Disney Co.	2.650%	1/13/31	7,914	6,875
	Walt Disney Co.	3.500%	5/13/40	52,923	42,485
	Walt Disney Co.	4.750%	9/15/44	2,358	2,167
	Walt Disney Co.	4.750%	11/15/46	14,000	12,692
	Walt Disney Co.	2.750%	9/1/49	12,373	7,981
	Warnermedia Holdings Inc.	3.755%	3/15/27	9,767	9,244
	Warnermedia Holdings Inc.	4.054%	3/15/29	4,854	4,486
	Warnermedia Holdings Inc.	5.141%	3/15/52	9,709	7,884
					1,272,990
Consumer Discretionary (0.6%)
	Amazon.com Inc.	3.600%	4/13/32	84,875	78,241
	Amazon.com Inc.	4.950%	12/5/44	22,605	22,301
	Amazon.com Inc.	3.950%	4/13/52	17,395	14,375
	Amazon.com Inc.	4.250%	8/22/57	37,717	32,359
[3]	American Honda Finance Corp.	2.000%	3/24/28	19,250	17,242
[6]	BMW US Capital LLC	1.250%	8/12/26	28,900	26,408
[3]	Brown University	2.924%	9/1/50	5,205	3,657
[3]	Duke University	2.832%	10/1/55	25,700	17,453
	General Motors Financial Co. Inc.	3.950%	4/13/24	57,810	57,652
[3]	Georgetown University	4.315%	4/1/49	5,405	4,759
[3]	Georgetown University	2.943%	4/1/50	9,430	6,419
	Georgetown University	5.115%	4/1/53	12,435	12,456
	Home Depot Inc.	3.900%	12/6/28	10,250	9,919
	Home Depot Inc.	3.250%	4/15/32	44,440	39,414
	Home Depot Inc.	4.500%	9/15/32	13,633	13,324
	Home Depot Inc.	3.300%	4/15/40	18,410	14,428
	Home Depot Inc.	4.400%	3/15/45	28,655	25,148
	Home Depot Inc.	4.250%	4/1/46	25,000	21,341
	Home Depot Inc.	4.500%	12/6/48	12,215	10,778
	Home Depot Inc.	3.125%	12/15/49	2,490	1,733
	Home Depot Inc.	2.375%	3/15/51	2,495	1,466
	Home Depot Inc.	2.750%	9/15/51	19,955	12,708
	Home Depot Inc.	3.625%	4/15/52	25,570	19,328
	Home Depot Inc.	4.950%	9/15/52	3,567	3,375
[6]	Hyundai Capital America	0.875%	6/14/24	49,225	48,518
[6]	Hyundai Capital America	1.650%	9/17/26	36,480	33,233

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Johns Hopkins University	4.083%	7/1/53	7,805	6,848
[3]	Johns Hopkins University	2.813%	1/1/60	6,420	4,142
[3]	Leland Stanford Junior University	7.650%	6/15/26	29,000	30,385
	Leland Stanford Junior University	2.413%	6/1/50	2,441	1,569
	Lowe's Cos. Inc.	3.100%	5/3/27	8,700	8,222
	Lowe's Cos. Inc.	6.500%	3/15/29	13,301	14,227
	Lowe's Cos. Inc.	3.750%	4/1/32	7,464	6,774
	Lowe's Cos. Inc.	5.800%	9/15/62	16,328	16,300
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	852	616
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	2,100	1,298
	Massachusetts Institute of Technology	3.067%	4/1/52	405	295
[3]	McDonald's Corp.	4.875%	7/15/40	10,000	9,537
[3]	Northeastern University	2.894%	10/1/50	6,995	4,834
[3]	Northwestern University	2.640%	12/1/50	805	532
	President & Fellows of Harvard College	2.517%	10/15/50	5,101	3,337
	President & Fellows of Harvard College	3.745%	11/15/52	450	374
	Thomas Jefferson University	3.847%	11/1/57	17,450	12,923
[3]	Trustees of Princeton University	2.516%	7/1/50	1,997	1,329
	Trustees of Princeton University	4.201%	3/1/52	2,157	1,954
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,430	4,004
[3]	University of Chicago	2.761%	4/1/45	5,825	4,484
	University of Southern California	4.976%	10/1/53	22,830	22,918
[3]	Yale University	2.402%	4/15/50	1,366	876
					705,813
Consumer Staples (0.9%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	20,561
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	35,700	34,166
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	42,046	39,247
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	17,598	16,096
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,163	39,262
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	30,567	31,304
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	30,829	27,735
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	10,479	11,067
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	12,237	10,840
	Archer-Daniels-Midland Co.	4.500%	3/15/49	35,045	30,592
	BAT Capital Corp.	6.343%	8/2/30	10,115	10,439
	BAT Capital Corp.	7.079%	8/2/43	11,335	11,801
[6]	Cargill Inc.	6.875%	5/1/28	19,355	20,602
[6]	Cargill Inc.	4.760%	11/23/45	28,190	25,783
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,015	16,247
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	32,165	31,899
[3]	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	14,317
	Conagra Brands Inc.	4.600%	11/1/25	7,855	7,739
	Conagra Brands Inc.	1.375%	11/1/27	4,341	3,772
[6]	Danone SA	2.947%	11/2/26	30,550	28,943
	Diageo Capital plc	2.375%	10/24/29	20,000	17,559
	Diageo Capital plc	2.000%	4/29/30	5,830	4,913
	Diageo Capital plc	2.125%	4/29/32	1,845	1,491
	Diageo Capital plc	5.625%	10/5/33	20,397	21,174
	Hormel Foods Corp.	1.700%	6/3/28	4,185	3,694
	Kenvue Inc.	5.000%	3/22/30	33,325	33,393
	Kenvue Inc.	5.100%	3/22/43	15,025	14,638
	Kenvue Inc.	5.050%	3/22/53	16,335	15,721
	Molson Coors Beverage Co.	3.000%	7/15/26	54,900	52,288
	Philip Morris International Inc.	3.375%	8/11/25	14,440	14,081
	Philip Morris International Inc.	5.125%	11/17/27	39,385	39,444
	Philip Morris International Inc.	5.625%	11/17/29	39,305	40,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.125%	2/15/30	107,792	107,268
	Philip Morris International Inc.	5.125%	2/13/31	28,130	27,679
	Philip Morris International Inc.	5.750%	11/17/32	50,815	51,793
	Philip Morris International Inc.	5.375%	2/15/33	83,714	83,378
	Philip Morris International Inc.	5.250%	2/13/34	62,785	61,343
	Philip Morris International Inc.	4.875%	11/15/43	6,185	5,558
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	14,750	14,265
					1,042,340
Energy (1.0%)
[6]	Aker BP ASA	3.750%	1/15/30	20,000	18,122
[6]	Aker BP ASA	6.000%	6/13/33	17,570	17,860
	BP Capital Markets America Inc.	1.749%	8/10/30	12,780	10,538
	BP Capital Markets America Inc.	2.721%	1/12/32	42,755	36,266
	BP Capital Markets America Inc.	4.812%	2/13/33	38,275	37,344
	BP Capital Markets America Inc.	4.893%	9/11/33	39,975	39,211
	BP Capital Markets America Inc.	3.060%	6/17/41	20,000	14,850
	BP Capital Markets America Inc.	2.772%	11/10/50	11,870	7,539
	BP Capital Markets America Inc.	2.939%	6/4/51	30,385	19,971
	BP Capital Markets America Inc.	3.001%	3/17/52	61,366	40,725
	BP Capital Markets America Inc.	3.379%	2/8/61	12,750	8,581
[6]	Cheniere Energy Partners LP	5.950%	6/30/33	23,000	23,092
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,550	4,462
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,830	12,049
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,861	42,296
[6]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	8,253	8,777
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/63	8,253	8,908
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,414
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,185	3,687
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	24,863	21,110
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	21,220	18,025
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	16,115	12,417
	Enbridge Inc.	6.700%	11/15/53	12,000	13,385
	Energy Transfer LP	5.250%	4/15/29	40,000	39,844
	Energy Transfer LP	6.550%	12/1/33	15,150	16,060
	Energy Transfer LP	5.350%	5/15/45	3,500	3,166
	Energy Transfer LP	5.300%	4/15/47	5,745	5,132
	Energy Transfer LP	5.400%	10/1/47	8,253	7,464
	Energy Transfer LP	5.000%	5/15/50	5,110	4,406
	Energy Transfer LP	5.950%	5/15/54	24,860	24,311
	Enterprise Products Operating LLC	5.100%	2/15/45	9,720	9,100
	Enterprise Products Operating LLC	3.700%	1/31/51	3,310	2,497
	Enterprise Products Operating LLC	3.300%	2/15/53	15,000	10,465
	Exxon Mobil Corp.	3.043%	3/1/26	8,115	7,837
	Exxon Mobil Corp.	2.275%	8/16/26	36,735	34,696
	Exxon Mobil Corp.	2.610%	10/15/30	35,925	31,507
	Exxon Mobil Corp.	4.114%	3/1/46	12,060	10,222
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	43,699	37,483
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	41,504	33,125
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	8,839	8,956
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	26,755	27,357
	ONEOK Inc.	5.650%	11/1/28	10,995	11,190
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	31,025	29,724
	Shell International Finance BV	3.250%	5/11/25	11,051	10,808
	Shell International Finance BV	4.125%	5/11/35	43,465	40,173
	Shell International Finance BV	5.500%	3/25/40	12,990	13,365
	Shell International Finance BV	2.875%	11/26/41	15,000	10,949
	Shell International Finance BV	4.375%	5/11/45	96,700	84,480
	Shell International Finance BV	4.000%	5/10/46	10,000	8,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.000%	11/26/51	52,435	35,142
	Suncor Energy Inc.	5.950%	12/1/34	20,700	21,499
	Targa Resources Corp.	6.150%	3/1/29	29,070	29,971
	TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	46,844
	TransCanada PipeLines Ltd.	4.100%	4/15/30	7,125	6,674
					1,099,286
Financials (9.9%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	23,493
	AerCap Ireland Capital DAC	3.000%	10/29/28	15,230	13,684
	AerCap Ireland Capital DAC	3.300%	1/30/32	3,550	3,004
	AerCap Ireland Capital DAC	3.400%	10/29/33	9,080	7,553
	Allstate Corp.	5.250%	3/30/33	17,545	17,476
	Allstate Corp.	5.550%	5/9/35	6,611	6,697
	Allstate Corp.	3.850%	8/10/49	4,741	3,681
	American Express Co.	6.489%	10/30/31	10,570	11,257
	American Express Co.	5.043%	5/1/34	66,555	65,278
	American International Group Inc.	6.250%	5/1/36	7,775	8,067
	American International Group Inc.	4.800%	7/10/45	10,680	9,781
	American International Group Inc.	4.750%	4/1/48	21,995	20,090
	American International Group Inc.	4.375%	6/30/50	12,500	10,724
	Ameriprise Financial Inc.	5.700%	12/15/28	16,748	17,222
	Ameriprise Financial Inc.	4.500%	5/13/32	11,845	11,364
	Ameriprise Financial Inc.	5.150%	5/15/33	23,715	23,746
	Aon Corp.	2.850%	5/28/27	18,870	17,589
[6]	Athene Global Funding	1.000%	4/16/24	22,095	21,956
[6]	Athene Global Funding	1.985%	8/19/28	290	248
[6]	Athene Global Funding	2.717%	1/7/29	33,350	29,034
[6]	Athene Global Funding	5.583%	1/9/29	28,585	28,472
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	22,135	17,903
[6]	Aviation Capital Group LLC	1.950%	9/20/26	14,298	13,010
	Banco Santander SA	1.849%	3/25/26	14,000	12,992
	Banco Santander SA	2.749%	12/3/30	11,800	9,610
	Banco Santander SA	2.958%	3/25/31	10,000	8,517
[3]	Bank of America Corp.	3.500%	4/19/26	10,000	9,689
[3]	Bank of America Corp.	3.559%	4/23/27	86,705	83,388
[3]	Bank of America Corp.	3.593%	7/21/28	47,950	45,405
[3]	Bank of America Corp.	3.419%	12/20/28	8,681	8,112
[3]	Bank of America Corp.	4.271%	7/23/29	74,365	71,446
[3]	Bank of America Corp.	3.974%	2/7/30	120,185	112,953
[3]	Bank of America Corp.	3.194%	7/23/30	35,285	31,747
[3]	Bank of America Corp.	2.496%	2/13/31	50,870	43,368
	Bank of America Corp.	2.572%	10/20/32	17,275	14,175
[3]	Bank of America Corp.	5.015%	7/22/33	10,085	9,825
	Bank of America Corp.	5.872%	9/15/34	55,905	57,330
	Bank of America Corp.	3.846%	3/8/37	40,872	35,683
[3]	Bank of America Corp.	5.875%	2/7/42	9,965	10,599
	Bank of America Corp.	3.311%	4/22/42	55,635	42,168
[3]	Bank of America Corp.	5.000%	1/21/44	39,433	37,713
[3]	Bank of America Corp.	3.946%	1/23/49	5,380	4,321
[3]	Bank of America Corp.	4.330%	3/15/50	66,970	56,401
	Bank of America Corp.	2.972%	7/21/52	65,950	43,830
	Bank of America NA	5.526%	8/18/26	72,681	73,383
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	27,377
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	17,665	17,622
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	18,540	19,226
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,535	13,904
[3]	Bank of New York Mellon Corp.	4.967%	4/26/34	32,362	31,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.700%	8/3/26	63,160	59,642
	Bank of Nova Scotia	5.350%	12/7/26	58,000	58,229
	Bank of Nova Scotia	1.950%	2/2/27	12,470	11,445
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	34,305	31,294
[3]	Barclays plc	3.932%	5/7/25	55,605	55,381
[3]	Barclays plc	2.852%	5/7/26	9,975	9,643
	Barclays plc	2.279%	11/24/27	14,930	13,645
	Barclays plc	2.667%	3/10/32	40,502	33,068
	Barclays plc	3.330%	11/24/42	37,170	26,843
	BlackRock Inc.	2.100%	2/25/32	24,849	20,230
	BlackRock Inc.	4.750%	5/25/33	68,215	66,904
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	22,680	18,457
[6]	BNP Paribas SA	2.819%	11/19/25	45,685	44,710
[6]	BNP Paribas SA	1.323%	1/13/27	18,995	17,569
[6]	BNP Paribas SA	3.500%	11/16/27	69,325	65,253
[6]	BNP Paribas SA	2.591%	1/20/28	25,560	23,569
[6]	BNP Paribas SA	5.335%	6/12/29	36,955	36,912
[6]	BNP Paribas SA	2.159%	9/15/29	27,497	23,786
[6]	BNP Paribas SA	2.871%	4/19/32	26,985	22,572
[6]	BNP Paribas SA	3.132%	1/20/33	1,580	1,326
[6]	BNP Paribas SA	5.894%	12/5/34	65,455	67,044
	BPCE SA	4.000%	4/15/24	30,615	30,547
[6]	BPCE SA	5.150%	7/21/24	43,790	43,580
[6]	BPCE SA	5.029%	1/15/25	71,930	71,391
[6]	BPCE SA	2.045%	10/19/27	25,245	22,902
[6]	BPCE SA	3.500%	10/23/27	64,230	59,878
[6]	BPCE SA	2.700%	10/1/29	50,000	43,751
[6]	BPCE SA	6.714%	10/19/29	33,690	34,973
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	2,425	2,412
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,910	16,303
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	20,210	18,440
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	16,275	13,968
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	33,885	31,031
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,284
	Capital One Financial Corp.	3.200%	2/5/25	24,185	23,652
	Capital One Financial Corp.	7.149%	10/29/27	15,235	15,795
	Capital One Financial Corp.	6.312%	6/8/29	12,425	12,725
	Capital One Financial Corp.	5.700%	2/1/30	8,190	8,205
[3]	Capital One Financial Corp.	7.624%	10/30/31	17,784	19,463
	Capital One Financial Corp.	6.377%	6/8/34	42,523	43,801
	Charles Schwab Corp.	0.750%	3/18/24	30,130	30,054
	Charles Schwab Corp.	3.200%	3/2/27	19,665	18,662
	Charles Schwab Corp.	2.000%	3/20/28	27,375	24,269
	Charles Schwab Corp.	2.900%	3/3/32	50,765	42,969
	Charles Schwab Corp.	5.853%	5/19/34	13,908	14,116
	Charles Schwab Corp.	6.136%	8/24/34	21,620	22,425
	Chubb Corp.	6.000%	5/11/37	50,000	53,661
	Chubb INA Holdings Inc.	3.350%	5/15/24	22,345	22,233
	Chubb INA Holdings Inc.	4.350%	11/3/45	29,835	26,341
	Citigroup Inc.	0.981%	5/1/25	32,820	32,533
	Citigroup Inc.	1.462%	6/9/27	62,962	57,698
[3]	Citigroup Inc.	3.070%	2/24/28	65,000	60,893
	Citigroup Inc.	4.125%	7/25/28	14,550	13,809
[3]	Citigroup Inc.	3.520%	10/27/28	33,088	31,080
[3]	Citigroup Inc.	3.878%	1/24/39	37,030	31,154
	Citigroup Inc.	2.904%	11/3/42	19,370	13,709
	Citizens Financial Group Inc.	5.841%	1/23/30	5,795	5,725
[6]	CNO Global Funding	1.650%	1/6/25	8,725	8,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	CNO Global Funding	2.650%	1/6/29	12,585	10,896
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	36,585	36,836
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	74,015	60,826
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	9,885	8,620
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	46,710	42,806
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	26,667	25,961
	Corebridge Financial Inc.	3.900%	4/5/32	25,012	21,989
[6]	Corebridge Financial Inc.	6.050%	9/15/33	5,070	5,180
	Corebridge Financial Inc.	5.750%	1/15/34	38,315	38,233
	Corebridge Financial Inc.	4.350%	4/5/42	2,760	2,283
	Corebridge Financial Inc.	4.400%	4/5/52	27,235	21,892
[6]	Corebridge Global Funding	5.750%	7/2/26	17,660	17,690
[6]	Corebridge Global Funding	5.900%	9/19/28	8,525	8,689
[6]	Corebridge Global Funding	5.200%	1/12/29	21,335	21,100
[6]	Credit Agricole SA	3.250%	10/4/24	71,600	70,568
[6]	Credit Agricole SA	5.589%	7/5/26	40,520	40,851
[6]	Credit Agricole SA	6.316%	10/3/29	16,442	16,964
	Credit Suisse AG	7.500%	2/15/28	38,712	41,697
[6]	Danske Bank A/S	1.621%	9/11/26	28,990	27,175
[6]	Danske Bank A/S	6.259%	9/22/26	35,035	35,407
[6]	Danske Bank A/S	1.549%	9/10/27	55,460	50,402
[5,6]	Danske Bank A/S	5.705%	3/1/30	15,805	15,825
	Deutsche Bank AG	6.720%	1/18/29	9,910	10,179
	Deutsche Bank AG	6.819%	11/20/29	32,875	33,990
[6]	DNB Bank ASA	1.535%	5/25/27	44,030	40,344
[6]	DNB Bank ASA	1.605%	3/30/28	45,870	40,837
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	10,395	9,822
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,755	24,224
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,440	11,256
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	18,220	15,787
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	28,220	24,725
[6]	Farmers Exchange Capital	7.050%	7/15/28	25,000	25,183
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	35,825	36,186
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	62,400	61,838
	Fifth Third Bancorp	4.055%	4/25/28	15,040	14,225
	Fifth Third Bancorp	4.337%	4/25/33	37,730	34,172
[6]	Five Corners Funding Trust II	2.850%	5/15/30	34,750	30,138
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,260	26,962
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	47,972	50,323
[6]	GA Global Funding Trust	1.000%	4/8/24	21,750	21,636
[6]	GA Global Funding Trust	5.500%	1/8/29	10,575	10,443
	Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,241
[3]	Goldman Sachs Group Inc.	3.272%	9/29/25	46,260	45,619
	Goldman Sachs Group Inc.	3.850%	1/26/27	17,980	17,373
	Goldman Sachs Group Inc.	1.431%	3/9/27	60,000	55,461
	Goldman Sachs Group Inc.	1.542%	9/10/27	97,685	88,792
[3]	Goldman Sachs Group Inc.	3.691%	6/5/28	20,055	19,130
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	23,795	22,478
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	67,740	64,953
	Goldman Sachs Group Inc.	3.800%	3/15/30	23,040	21,422
	Goldman Sachs Group Inc.	1.992%	1/27/32	30,600	24,533
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,125	73,245
	Goldman Sachs Group Inc.	2.383%	7/21/32	94,160	76,621
	Goldman Sachs Group Inc.	2.650%	10/21/32	14,050	11,587
	Goldman Sachs Group Inc.	3.102%	2/24/33	26,995	22,877
	Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	47,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,135	21,732
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	25,675	23,382
[6]	Guardian Life Global Funding	1.250%	5/13/26	6,735	6,170
	HSBC Holdings plc	0.976%	5/24/25	10,150	10,033
	HSBC Holdings plc	1.589%	5/24/27	25,850	23,663
	HSBC Holdings plc	5.887%	8/14/27	45,153	45,431
	HSBC Holdings plc	2.251%	11/22/27	74,610	68,294
[3]	HSBC Holdings plc	4.041%	3/13/28	21,805	20,893
	HSBC Holdings plc	7.390%	11/3/28	36,196	38,320
[3]	HSBC Holdings plc	4.583%	6/19/29	40,480	38,941
	HSBC Holdings plc	2.206%	8/17/29	53,960	46,847
[3]	HSBC Holdings plc	2.357%	8/18/31	54,320	44,579
	HSBC Holdings plc	2.804%	5/24/32	50,910	42,068
	HSBC Holdings plc	2.871%	11/22/32	52,995	43,612
	HSBC Holdings plc	6.500%	5/2/36	22,500	23,645
	HSBC Holdings plc	6.100%	1/14/42	38,220	41,763
	Huntington National Bank	4.552%	5/17/28	11,240	10,835
	ING Groep NV	3.950%	3/29/27	41,940	40,380
	ING Groep NV	1.726%	4/1/27	16,075	14,877
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,575	8,323
	Intercontinental Exchange Inc.	1.850%	9/15/32	26,030	20,089
	Intercontinental Exchange Inc.	4.600%	3/15/33	38,595	36,893
	Intercontinental Exchange Inc.	2.650%	9/15/40	5,860	4,151
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,205	37,024
	Intercontinental Exchange Inc.	4.950%	6/15/52	82,275	76,792
[6]	JAB Holdings BV	2.200%	11/23/30	3,137	2,483
[6]	JAB Holdings BV	3.750%	5/28/51	19,275	12,526
[6]	JAB Holdings BV	4.500%	4/8/52	31,940	23,585
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,915	18,268
[6]	Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	19,751
	JPMorgan Chase & Co.	3.900%	7/15/25	13,870	13,634
	JPMorgan Chase & Co.	2.069%	6/1/29	42,085	37,056
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	64,735	62,606
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	16,000	14,893
	JPMorgan Chase & Co.	2.580%	4/22/32	58,675	49,057
	JPMorgan Chase & Co.	4.586%	4/26/33	30,000	28,486
	JPMorgan Chase & Co.	4.912%	7/25/33	37,288	36,176
	JPMorgan Chase & Co.	5.350%	6/1/34	94,750	94,258
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	19,440	14,619
	JPMorgan Chase & Co.	5.600%	7/15/41	96,000	98,962
	JPMorgan Chase & Co.	5.400%	1/6/42	18,035	18,253
	JPMorgan Chase & Co.	3.157%	4/22/42	50,000	37,441
	JPMorgan Chase & Co.	5.625%	8/16/43	16,100	16,513
	JPMorgan Chase & Co.	4.950%	6/1/45	15,000	13,990
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	170,535	136,980
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	19,885	13,635
[6]	KBC Group NV	5.796%	1/19/29	3,602	3,621
[6]	KBC Group NV	6.324%	9/21/34	28,255	29,269
[6]	Liberty Mutual Group Inc.	4.569%	2/1/29	14,170	13,663
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	26,870	25,705
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	32,509
[6]	LSEGA Financing plc	1.375%	4/6/26	56,790	52,397
[6]	LSEGA Financing plc	2.000%	4/6/28	24,615	21,856
[6]	LSEGA Financing plc	2.500%	4/6/31	50,408	42,342
	M&T Bank Corp.	7.413%	10/30/29	34,685	36,384
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,835	38,254
[6]	Macquarie Group Ltd.	2.871%	1/14/33	56,227	46,167
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	23,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	78,846	75,841
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,405	22,889
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,915	10,093
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	20,255	12,981
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,835	7,810
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	30,000	18,764
	MetLife Inc.	4.125%	8/13/42	15,565	13,162
	MetLife Inc.	4.875%	11/13/43	17,000	15,620
	MetLife Inc.	5.000%	7/15/52	15,634	14,586
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	23,660	22,666
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	9,910	9,651
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	21,455	19,921
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	15,345	14,670
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	53,825	43,804
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,475	16,306
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	31,915	31,687
[3]	Morgan Stanley	3.875%	4/29/24	97,010	96,699
[3]	Morgan Stanley	3.700%	10/23/24	29,050	28,693
	Morgan Stanley	0.790%	5/30/25	42,545	41,931
[3]	Morgan Stanley	2.720%	7/22/25	53,860	53,209
[3]	Morgan Stanley	4.000%	7/23/25	29,455	28,952
[3]	Morgan Stanley	2.630%	2/18/26	61,765	59,968
[3]	Morgan Stanley	3.125%	7/27/26	11,435	10,903
[3]	Morgan Stanley	6.250%	8/9/26	20,000	20,469
	Morgan Stanley	3.625%	1/20/27	60,000	57,848
[3]	Morgan Stanley	3.772%	1/24/29	56,905	53,782
[3]	Morgan Stanley	2.699%	1/22/31	74,290	64,310
[3]	Morgan Stanley	1.928%	4/28/32	50,000	39,690
[3]	Morgan Stanley	2.239%	7/21/32	81,175	65,445
[3]	Morgan Stanley	2.511%	10/20/32	36,580	29,960
	Morgan Stanley	2.943%	1/21/33	31,555	26,471
	Morgan Stanley	6.627%	11/1/34	21,815	23,673
	Morgan Stanley	5.466%	1/18/35	19,775	19,755
	Morgan Stanley	2.484%	9/16/36	43,080	33,854
	Morgan Stanley	5.948%	1/19/38	25,160	25,085
	Morgan Stanley	4.300%	1/27/45	18,360	15,913
	Nasdaq Inc.	5.550%	2/15/34	17,880	17,997
	Nasdaq Inc.	3.950%	3/7/52	18,120	13,766
	Nasdaq Inc.	5.950%	8/15/53	6,285	6,463
	Nasdaq Inc.	6.100%	6/28/63	4,555	4,727
	National Australia Bank Ltd.	3.905%	6/9/27	33,500	32,477
[6]	National Australia Bank Ltd.	5.134%	11/28/28	51,330	51,851
[6]	National Australia Bank Ltd.	2.332%	8/21/30	75,550	61,753
[6]	National Australia Bank Ltd.	2.990%	5/21/31	62,492	52,116
[6]	National Australia Bank Ltd.	3.347%	1/12/37	38,825	32,345
[6]	National Securities Clearing Corp.	5.100%	11/21/27	52,090	52,365
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	48,905	37,962
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	41,675	32,886
	NatWest Group plc	1.642%	6/14/27	29,040	26,544
[6]	NatWest Markets plc	0.800%	8/12/24	22,050	21,563
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,900	61,737
[6]	New York Life Global Funding	5.000%	1/9/34	39,770	39,058
[6]	New York Life Insurance Co.	5.875%	5/15/33	55,395	57,279
[6]	New York Life Insurance Co.	3.750%	5/15/50	9,245	7,043
[6]	New York Life Insurance Co.	4.450%	5/15/69	15,270	12,248
[6]	Nordea Bank Abp	1.500%	9/30/26	65,800	59,690
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	30,684	23,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,324	6,537
[6]	Pacific Life Global Funding II	1.375%	4/14/26	27,085	25,006
[6]	Pacific LifeCorp	5.400%	9/15/52	18,030	17,272
[6]	Penske Truck Leasing Co. LP	3.450%	7/1/24	16,420	16,292
[6]	Penske Truck Leasing Co. LP	2.700%	11/1/24	10,220	10,013
[6]	Penske Truck Leasing Co. LP	3.950%	3/10/25	52,010	51,031
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/26	16,450	16,055
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/27	45,805	46,503
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/28	41,755	42,136
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/28	37,310	38,155
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	7,282	7,534
[3]	PNC Bank NA	3.300%	10/30/24	18,195	17,937
[3]	PNC Bank NA	3.100%	10/25/27	41,975	38,994
[3]	PNC Bank NA	3.250%	1/22/28	60,465	56,148
[6]	Pricoa Global Funding I	5.100%	5/30/28	33,975	33,969
[6]	Principal Life Global Funding II	2.500%	9/16/29	25,000	21,684
	Progressive Corp.	4.950%	6/15/33	54,414	54,031
	Progressive Corp.	4.125%	4/15/47	9,955	8,360
[5,6]	Prologis Targeted US Logistics Fund LP	5.250%	4/1/29	4,615	4,591
[6]	Protective Life Global Funding	4.714%	7/6/27	18,335	18,102
	Prudential Financial Inc.	3.905%	12/7/47	7,767	6,131
[6]	RGA Global Funding	2.700%	1/18/29	14,330	12,611
[6]	RGA Global Funding	5.500%	1/11/31	16,515	16,290
[3]	Royal Bank of Canada	5.000%	2/1/33	44,538	43,777
[6]	Standard Chartered plc	1.214%	3/23/25	6,465	6,442
[6]	Standard Chartered plc	6.301%	1/9/29	32,130	32,838
	State Street Corp.	4.821%	1/26/34	14,655	14,127
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	58,195	58,029
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	62,395	56,636
[6]	Swedbank AB	6.136%	9/12/26	33,865	34,307
[6]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	32,380	29,412
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,390	34,881
	Toronto-Dominion Bank	4.456%	6/8/32	13,271	12,650
[3]	Truist Financial Corp.	3.700%	6/5/25	49,000	47,921
[3]	Truist Financial Corp.	4.873%	1/26/29	34,945	34,009
	UBS AG	1.250%	6/1/26	36,125	33,126
	UBS AG	5.650%	9/11/28	52,280	53,322
	UBS Group AG	3.750%	3/26/25	28,568	27,976
[6]	UBS Group AG	2.593%	9/11/25	17,585	17,284
[6]	UBS Group AG	1.305%	2/2/27	14,940	13,750
[6]	UBS Group AG	1.494%	8/10/27	40,005	36,236
[6]	UBS Group AG	3.869%	1/12/29	10,980	10,321
[6]	UBS Group AG	2.095%	2/11/32	23,650	18,666
[6]	UBS Group AG	3.091%	5/14/32	59,185	49,747
[6]	UBS Group AG	2.746%	2/11/33	16,800	13,518
[6]	UBS Group AG	6.537%	8/12/33	18,290	19,093
[6]	UBS Group AG	9.016%	11/15/33	9,250	11,128
[6]	UBS Group AG	6.301%	9/22/34	40,305	41,615
[6]	UBS Group AG	3.179%	2/11/43	36,770	26,450
[6]	UniCredit SpA	1.982%	6/3/27	35,165	32,267
[6]	UniCredit SpA	3.127%	6/3/32	35,545	29,684
[3]	US Bancorp	2.677%	1/27/33	16,145	13,178
	US Bancorp	2.491%	11/3/36	20,116	15,549
[3]	Wells Fargo & Co.	3.550%	9/29/25	32,170	31,340
	Wells Fargo & Co.	3.000%	4/22/26	39,405	37,599
[3]	Wells Fargo & Co.	3.196%	6/17/27	60,555	57,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo & Co.	3.526%	3/24/28	19,500	18,489
	Wells Fargo & Co.	6.303%	10/23/29	35,415	36,704
[3]	Wells Fargo & Co.	2.879%	10/30/30	15,000	13,144
[3]	Wells Fargo & Co.	2.572%	2/11/31	76,020	64,845
[3]	Wells Fargo & Co.	3.350%	3/2/33	7,970	6,838
[3]	Wells Fargo & Co.	4.897%	7/25/33	117,741	112,642
	Wells Fargo & Co.	5.389%	4/24/34	20,025	19,700
	Wells Fargo & Co.	5.606%	1/15/44	71,831	69,845
[3]	Wells Fargo & Co.	4.650%	11/4/44	10,315	8,878
[3]	Wells Fargo & Co.	4.900%	11/17/45	19,160	17,002
[3]	Wells Fargo & Co.	4.400%	6/14/46	73,300	60,144
[3]	Wells Fargo & Co.	4.750%	12/7/46	23,150	20,008
[3]	Wells Fargo & Co.	4.611%	4/25/53	84,025	73,314
	Wells Fargo Bank NA	5.254%	12/11/26	97,083	97,430
					10,802,095
Health Care (2.2%)
	AbbVie Inc.	3.800%	3/15/25	15,725	15,406
	AbbVie Inc.	4.950%	3/15/31	33,475	33,473
	AbbVie Inc.	5.350%	3/15/44	18,173	18,324
	AbbVie Inc.	4.700%	5/14/45	19,411	17,899
	AbbVie Inc.	5.400%	3/15/54	42,891	43,550
[3]	AdventHealth Obligated Group	2.795%	11/15/51	30,030	19,694
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	7,210	6,084
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	8,980	6,220
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,830	5,463
[6]	Alcon Finance Corp.	2.600%	5/27/30	5,665	4,863
[6]	Alcon Finance Corp.	5.375%	12/6/32	8,550	8,553
[6]	Alcon Finance Corp.	3.800%	9/23/49	6,025	4,668
[6]	Alcon Finance Corp.	5.750%	12/6/52	9,480	9,681
	Amgen Inc.	4.400%	5/1/45	4,734	4,041
	Amgen Inc.	4.200%	2/22/52	17,717	14,350
	Amgen Inc.	5.750%	3/2/63	13,585	13,591
[3]	Ascension Health	2.532%	11/15/29	22,515	20,057
[3]	Ascension Health	4.847%	11/15/53	23,970	22,887
	AstraZeneca plc	4.000%	1/17/29	44,555	43,013
	AstraZeneca plc	6.450%	9/15/37	23,385	26,334
	Banner Health	2.907%	1/1/42	29,965	21,832
[6]	Bayer US Finance LLC	3.375%	10/8/24	33,220	32,670
[6]	Bayer US Finance II LLC	4.250%	12/15/25	46,665	45,357
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,555	5,429
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	20,339	19,761
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,085	15,552
[3]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,305	9,129
	Bristol-Myers Squibb Co.	5.200%	2/22/34	49,570	49,948
	Bristol-Myers Squibb Co.	3.550%	3/15/42	63,155	49,791
	Bristol-Myers Squibb Co.	5.500%	2/22/44	3,755	3,799
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,703	5,017
	Bristol-Myers Squibb Co.	4.250%	10/26/49	4,235	3,545
	Bristol-Myers Squibb Co.	5.650%	2/22/64	60,351	60,926
[3]	Cedars-Sinai Health System	2.288%	8/15/31	43,795	36,418
[3]	Children's Hospital Corp.	2.585%	2/1/50	5,460	3,438
[3]	Cigna Group	3.250%	4/15/25	31,655	30,898
	Cigna Group	4.375%	10/15/28	18,600	18,064
	CommonSpirit Health	2.760%	10/1/24	29,395	28,876
	CommonSpirit Health	3.347%	10/1/29	36,655	33,283
	CommonSpirit Health	2.782%	10/1/30	21,827	18,686
[3]	CommonSpirit Health	4.350%	11/1/42	28,315	24,150
	CommonSpirit Health	3.910%	10/1/50	4,370	3,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cottage Health Obligated Group	3.304%	11/1/49	9,875	7,118
[6]	CSL Finance plc	4.250%	4/27/32	31,340	29,591
[6]	CSL Finance plc	4.750%	4/27/52	1,160	1,047
	CVS Health Corp.	1.750%	8/21/30	4,940	4,006
	CVS Health Corp.	4.875%	7/20/35	6,900	6,581
	Dignity Health	3.812%	11/1/24	20,780	20,457
	Elevance Health Inc.	3.650%	12/1/27	26,975	25,795
	Elevance Health Inc.	4.101%	3/1/28	8,486	8,208
	Elevance Health Inc.	2.550%	3/15/31	35,565	30,144
	Elevance Health Inc.	5.500%	10/15/32	17,525	17,850
	Elevance Health Inc.	4.650%	8/15/44	2,876	2,556
	Elevance Health Inc.	6.100%	10/15/52	4,640	4,977
	Eli Lilly & Co.	4.875%	2/27/53	8,710	8,443
	Eli Lilly & Co.	4.950%	2/27/63	7,570	7,286
	Gilead Sciences Inc.	3.500%	2/1/25	22,335	21,954
	Gilead Sciences Inc.	2.600%	10/1/40	45,247	31,537
	Gilead Sciences Inc.	4.500%	2/1/45	13,465	11,840
	Gilead Sciences Inc.	4.150%	3/1/47	14,930	12,319
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	47,464
	HCA Inc.	5.450%	4/1/31	10,175	10,127
	HCA Inc.	6.000%	4/1/54	34,245	33,989
	Humana Inc.	5.750%	12/1/28	2,245	2,293
	Humana Inc.	5.950%	3/15/34	33,538	34,636
	Humana Inc.	5.500%	3/15/53	13,071	12,663
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,370	8,165
	Inova Health System Foundation	4.068%	5/15/52	20,740	17,652
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,823	14,085
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	37,455	27,408
	Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	13,528
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	36,720	25,165
[3]	Mass General Brigham Inc.	3.192%	7/1/49	12,361	8,912
[3]	Mass General Brigham Inc.	3.342%	7/1/60	32,045	22,042
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	18,985	12,911
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,320	10,472
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,910	5,003
	Merck & Co. Inc.	3.400%	3/7/29	44,290	41,598
	Merck & Co. Inc.	4.150%	5/18/43	22,090	19,282
	Merck & Co. Inc.	4.000%	3/7/49	52,385	43,625
	Novartis Capital Corp.	4.400%	5/6/44	25,896	23,568
	OhioHealth Corp.	2.297%	11/15/31	26,665	22,036
	OhioHealth Corp.	2.834%	11/15/41	16,515	12,067
	Pfizer Inc.	3.450%	3/15/29	70,335	66,116
	Pfizer Inc.	1.700%	5/28/30	6,065	5,053
	Pfizer Inc.	4.100%	9/15/38	53,995	47,979
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	28,395	27,670
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	13,207	12,702
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	27,020	26,464
[3]	Piedmont Healthcare Inc.	2.044%	1/1/32	8,825	7,113
[3]	Piedmont Healthcare Inc.	2.719%	1/1/42	8,830	6,212
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,725	7,657
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,470	15,211
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,986	14,915
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	11,805	9,124
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	39,905	23,903

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Roche Holdings Inc.	2.607%	12/13/51	8,330	5,253
	Royalty Pharma plc	3.550%	9/2/50	9,555	6,504
[3]	SSM Health Care Corp.	3.823%	6/1/27	34,910	33,493
[3]	Sutter Health	2.294%	8/15/30	9,670	8,224
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	26,687	22,425
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,255	13,591
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,965	7,868
	Toledo Hospital	5.750%	11/15/38	18,440	18,484
	UnitedHealth Group Inc.	3.100%	3/15/26	15,350	14,826
	UnitedHealth Group Inc.	3.850%	6/15/28	34,565	33,276
	UnitedHealth Group Inc.	2.000%	5/15/30	7,515	6,316
	UnitedHealth Group Inc.	2.300%	5/15/31	14,960	12,530
	UnitedHealth Group Inc.	4.200%	5/15/32	23,545	22,216
	UnitedHealth Group Inc.	3.500%	8/15/39	7,480	6,045
	UnitedHealth Group Inc.	2.750%	5/15/40	8,505	6,125
	UnitedHealth Group Inc.	3.050%	5/15/41	34,267	25,463
	UnitedHealth Group Inc.	4.250%	3/15/43	67,400	58,756
	UnitedHealth Group Inc.	4.750%	7/15/45	24,520	22,670
	UnitedHealth Group Inc.	4.200%	1/15/47	8,620	7,287
	UnitedHealth Group Inc.	3.750%	10/15/47	4,985	3,865
	UnitedHealth Group Inc.	4.250%	6/15/48	22,215	18,698
	UnitedHealth Group Inc.	4.450%	12/15/48	4,970	4,347
	UnitedHealth Group Inc.	3.700%	8/15/49	23,160	17,822
	UnitedHealth Group Inc.	2.900%	5/15/50	31,449	20,872
	UnitedHealth Group Inc.	3.250%	5/15/51	40,050	28,201
	UnitedHealth Group Inc.	4.750%	5/15/52	7,175	6,538
	UnitedHealth Group Inc.	5.875%	2/15/53	55,051	58,833
	UnitedHealth Group Inc.	3.875%	8/15/59	19,125	14,555
	Wyeth LLC	5.950%	4/1/37	25,000	26,674
					2,380,370
Industrials (0.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,915	14,431
[6]	Ashtead Capital Inc.	5.500%	8/11/32	10,173	9,950
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,400	4,303
[6]	Ashtead Capital Inc.	5.950%	10/15/33	8,445	8,490
[6]	Ashtead Capital Inc.	5.800%	4/15/34	13,285	13,161
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	10,736
[6]	BAE Systems plc	3.400%	4/15/30	7,335	6,632
	Boeing Co.	2.700%	2/1/27	17,155	15,966
	Boeing Co.	8.625%	11/15/31	9,460	11,140
	Boeing Co.	5.805%	5/1/50	61,578	59,180
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,000	5,361
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	13,365	11,249
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,715	2,239
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	9,950	6,740
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	20,000	14,254
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	17,935	11,658
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	2,609	2,287
	Canadian National Railway Co.	2.450%	5/1/50	6,870	4,284
	Canadian Pacific Railway Co.	4.950%	8/15/45	16,985	15,569
	Carrier Global Corp.	5.900%	3/15/34	3,865	4,035
	Carrier Global Corp.	6.200%	3/15/54	13,229	14,423
	CSX Corp.	3.350%	9/15/49	5,535	3,964
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,600	14,551
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,890	6,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/27	17,489	16,768
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,630	4,624
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/34	11,760	11,713
	Deere & Co.	7.125%	3/3/31	17,500	19,980
	Eaton Corp.	4.700%	8/23/52	5,205	4,802
[6]	ERAC USA Finance LLC	5.000%	2/15/29	8,975	8,922
[6]	ERAC USA Finance LLC	4.900%	5/1/33	45,854	44,684
[6]	ERAC USA Finance LLC	5.200%	10/30/34	22,750	22,564
[6]	ERAC USA Finance LLC	5.625%	3/15/42	21,787	22,085
[6]	ERAC USA Finance LLC	5.400%	5/1/53	27,091	27,099
	Honeywell International Inc.	4.250%	1/15/29	32,230	31,525
	Honeywell International Inc.	5.000%	2/15/33	70,573	70,709
	Honeywell International Inc.	4.500%	1/15/34	50,457	48,545
	Honeywell International Inc.	5.375%	3/1/41	4,260	4,376
	John Deere Capital Corp.	4.500%	1/16/29	27,660	27,258
[3]	John Deere Capital Corp.	5.150%	9/8/33	38,120	38,777
	Lockheed Martin Corp.	1.850%	6/15/30	1,700	1,421
	Lockheed Martin Corp.	5.250%	1/15/33	38,987	39,733
	Lockheed Martin Corp.	4.500%	5/15/36	8,015	7,582
	Lockheed Martin Corp.	4.700%	5/15/46	14,370	13,248
	Lockheed Martin Corp.	5.700%	11/15/54	19,676	20,744
	Republic Services Inc.	4.875%	4/1/29	3,595	3,579
	RTX Corp.	4.125%	11/16/28	16,675	16,015
	RTX Corp.	4.450%	11/16/38	9,325	8,281
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	20,360	18,126
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	33,030	27,531
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	31,740	28,635
	Teledyne Technologies Inc.	2.250%	4/1/28	30,011	26,891
	Teledyne Technologies Inc.	2.750%	4/1/31	30,128	25,564
	Trane Technologies Financing Ltd.	5.250%	3/3/33	16,705	16,866
	Union Pacific Corp.	2.800%	2/14/32	357	306
	Union Pacific Corp.	3.375%	2/14/42	17,635	13,768
	Union Pacific Corp.	3.250%	2/5/50	1,409	1,016
	Union Pacific Corp.	3.799%	10/1/51	24,211	19,091
	Union Pacific Corp.	3.500%	2/14/53	61,297	45,586
	Union Pacific Corp.	3.750%	2/5/70	13,510	9,874
[3]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	4,181	4,000
					1,023,757
Materials (0.1%)
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,711	2,694
[6]	Glencore Funding LLC	6.375%	10/6/30	29,058	30,524
[6]	Glencore Funding LLC	2.625%	9/23/31	8,527	7,066
[6]	Glencore Funding LLC	5.700%	5/8/33	1,565	1,580
[6]	Glencore Funding LLC	6.500%	10/6/33	15,265	16,285
[6]	Glencore Funding LLC	3.875%	4/27/51	2,360	1,762
[6]	Glencore Funding LLC	3.375%	9/23/51	3,136	2,152
					62,063
Real Estate (0.5%)
	American Tower Corp.	4.400%	2/15/26	7,315	7,193
	American Tower Corp.	3.800%	8/15/29	41,879	38,763
	American Tower Corp.	5.900%	11/15/33	8,253	8,463
	Crown Castle Inc.	4.000%	11/15/49	7,282	5,602
	CubeSmart LP	2.250%	12/15/28	12,135	10,555
	CubeSmart LP	2.500%	2/15/32	7,767	6,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	5.500%	7/1/30	12,185	12,238
	Extra Space Storage LP	5.900%	1/15/31	29,934	30,618
	Healthpeak OP LLC	2.125%	12/1/28	30,395	26,456
	Healthpeak OP LLC	3.000%	1/15/30	31,475	27,616
	Prologis LP	5.250%	6/15/53	16,062	15,564
	Public Storage Operating Co.	5.125%	1/15/29	6,100	6,163
	Public Storage Operating Co.	5.100%	8/1/33	6,160	6,153
	Public Storage Operating Co.	5.350%	8/1/53	10,525	10,465
	Realty Income Corp.	2.200%	6/15/28	24,400	21,656
	Realty Income Corp.	4.700%	12/15/28	27,200	26,743
	Realty Income Corp.	3.250%	1/15/31	12,940	11,446
	Realty Income Corp.	2.850%	12/15/32	25,860	21,290
	Realty Income Corp.	4.900%	7/15/33	26,434	25,220
	Realty Income Corp.	5.125%	2/15/34	30,285	29,329
[6]	SBA Tower Trust	2.836%	1/15/25	25,075	24,297
[6]	SBA Tower Trust	1.884%	1/15/26	8,960	8,297
[6]	SBA Tower Trust	1.631%	11/15/26	34,975	31,373
[6]	SBA Tower Trust	1.840%	4/15/27	54,190	48,310
[6]	SBA Tower Trust	2.593%	10/15/31	51,750	40,635
[6]	Scentre Group Trust 1	4.375%	5/28/30	19,110	17,963
	Simon Property Group LP	3.375%	10/1/24	10,055	9,923
	Simon Property Group LP	2.450%	9/13/29	19,865	17,306
					545,909
Technology (1.7%)
	Apple Inc.	3.250%	2/23/26	37,631	36,506
	Apple Inc.	2.450%	8/4/26	43,466	41,144
	Apple Inc.	3.350%	2/9/27	55,925	53,802
	Apple Inc.	3.200%	5/11/27	39,185	37,389
	Apple Inc.	2.900%	9/12/27	55,355	52,210
	Apple Inc.	3.850%	5/4/43	17,000	14,543
	Apple Inc.	4.450%	5/6/44	5,075	4,743
	Apple Inc.	3.850%	8/4/46	36,890	30,802
	Apple Inc.	2.650%	5/11/50	24,045	15,627
	Apple Inc.	2.650%	2/8/51	27,145	17,494
	Apple Inc.	4.850%	5/10/53	40,314	39,387
	Broadcom Corp.	3.875%	1/15/27	11,385	11,006
	Broadcom Inc.	4.110%	9/15/28	37,859	36,284
	Broadcom Inc.	4.150%	11/15/30	24,480	22,885
[6]	Broadcom Inc.	2.600%	2/15/33	24,680	19,807
[6]	Broadcom Inc.	3.187%	11/15/36	9,709	7,588
	Cisco Systems Inc.	2.500%	9/20/26	15,676	14,793
	Cisco Systems Inc.	4.950%	2/26/31	55,815	55,862
	Cisco Systems Inc.	5.050%	2/26/34	49,855	50,113
	Cisco Systems Inc.	5.300%	2/26/54	23,240	23,517
[6]	Constellation Software Inc.	5.158%	2/16/29	19,494	19,419
[6]	Constellation Software Inc.	5.461%	2/16/34	12,465	12,457
	Intel Corp.	2.875%	5/11/24	29,395	29,217
	Intel Corp.	2.000%	8/12/31	3,635	2,950
	Intel Corp.	4.000%	12/15/32	4,750	4,384
	Intel Corp.	5.625%	2/10/43	38,241	38,867
	Intel Corp.	4.100%	5/19/46	45,545	37,611
	Intel Corp.	4.100%	5/11/47	21,904	18,013
	Intel Corp.	3.734%	12/8/47	8,096	6,136
	Intel Corp.	3.250%	11/15/49	19,400	13,404
	Intel Corp.	3.050%	8/12/51	19,202	12,689
	Intel Corp.	4.900%	8/5/52	75,206	68,908
	Intel Corp.	5.700%	2/10/53	60,874	61,517
	Intel Corp.	5.600%	2/21/54	27,767	27,762

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	5.900%	2/10/63	10,935	11,391
	International Business Machines Corp.	3.300%	5/15/26	155,985	150,179
	International Business Machines Corp.	3.500%	5/15/29	99,238	92,631
	International Business Machines Corp.	5.875%	11/29/32	20,240	21,428
	Intuit Inc.	5.200%	9/15/33	48,900	49,389
	Intuit Inc.	5.500%	9/15/53	39,159	40,382
	KLA Corp.	4.950%	7/15/52	20,110	19,063
	Microsoft Corp.	3.125%	11/3/25	17,700	17,205
	Microsoft Corp.	3.450%	8/8/36	31,097	27,393
	Microsoft Corp.	2.525%	6/1/50	122,844	79,160
[6]	Microsoft Corp.	2.500%	9/15/50	16,363	10,382
	Microsoft Corp.	2.921%	3/17/52	119,367	82,391
	Oracle Corp.	2.950%	11/15/24	79,830	78,294
	Oracle Corp.	1.650%	3/25/26	17,300	16,068
	Oracle Corp.	3.250%	11/15/27	48,711	45,676
	Oracle Corp.	4.500%	7/8/44	33,877	28,433
	Oracle Corp.	4.125%	5/15/45	25,243	19,943
	QUALCOMM Inc.	2.150%	5/20/30	29,475	25,211
	QUALCOMM Inc.	4.500%	5/20/52	16,672	14,685
	S&P Global Inc.	2.700%	3/1/29	3,693	3,340
	S&P Global Inc.	3.700%	3/1/52	41,670	32,220
[6]	UL Solutions Inc.	6.500%	10/20/28	12,800	13,221
					1,816,921
Utilities (3.1%)
[3]	AEP Texas Inc.	4.150%	5/1/49	5,065	3,972
[3]	AEP Texas Inc.	3.450%	1/15/50	16,810	11,724
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	9,195	7,983
	Alabama Power Co.	5.700%	2/15/33	15,000	15,152
	Alabama Power Co.	6.000%	3/1/39	21,773	22,896
	Alabama Power Co.	3.750%	3/1/45	24,430	19,114
[3]	Alabama Power Co.	4.300%	7/15/48	28,015	23,395
	Ameren Illinois Co.	3.800%	5/15/28	22,215	21,405
	Ameren Illinois Co.	6.125%	12/15/28	54,000	53,904
	Ameren Illinois Co.	3.700%	12/1/47	5,045	3,874
	American Water Capital Corp.	2.950%	9/1/27	9,975	9,300
	American Water Capital Corp.	4.450%	6/1/32	22,115	21,145
	American Water Capital Corp.	3.750%	9/1/47	1,435	1,114
	American Water Capital Corp.	4.200%	9/1/48	30,403	25,532
	American Water Capital Corp.	4.150%	6/1/49	850	703
	American Water Capital Corp.	3.450%	5/1/50	2,280	1,668
	Arizona Public Service Co.	6.350%	12/15/32	6,080	6,438
	Arizona Public Service Co.	5.550%	8/1/33	8,253	8,289
	Arizona Public Service Co.	3.350%	5/15/50	11,220	7,663
	Baltimore Gas & Electric Co.	4.250%	9/15/48	5,000	4,170
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,549	4,226
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	41,185	43,429
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	830	859
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,715	10,280
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	15,865	12,788
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	59,082	50,600
[6]	Boston Gas Co.	3.150%	8/1/27	5,385	4,997
[6]	Boston Gas Co.	3.001%	8/1/29	5,970	5,237
[6]	Boston Gas Co.	3.757%	3/16/32	4,225	3,688
[6]	Brooklyn Union Gas Co.	3.407%	3/10/26	2,685	2,568
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	61,265	46,355
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	15,365	15,348
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	35,850	36,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	8,068	7,747
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,139	28,323
	Cleco Corporate Holdings LLC	3.375%	9/15/29	9,180	7,980
[3]	Cleco Securitization I LLC	4.646%	9/1/42	27,070	25,534
	Commonwealth Edison Co.	4.350%	11/15/45	13,610	11,576
	Commonwealth Edison Co.	3.650%	6/15/46	6,365	4,850
[3]	Commonwealth Edison Co.	3.750%	8/15/47	10,000	7,635
	Commonwealth Edison Co.	4.000%	3/1/48	13,787	11,017
[3]	Commonwealth Edison Co.	3.850%	3/15/52	3,755	2,888
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	31,774
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,729	2,142
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	4,105	3,298
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,690	1,353
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	27,865	18,866
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	12,957	14,040
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	72,625	62,369
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	32,349	27,151
	Consumers Energy Co.	4.200%	9/1/52	19,310	16,019
[3]	Dominion Energy Inc.	3.375%	4/1/30	9,033	8,134
	Dominion Energy Inc.	5.375%	11/15/32	21,037	20,917
[3]	Dominion Energy Inc.	5.250%	8/1/33	5,706	5,601
[3]	Dominion Energy Inc.	4.600%	3/15/49	27,385	23,086
[3]	Dominion Energy Inc.	4.850%	8/15/52	39,828	34,813
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,886	5,430
	Dominion Energy South Carolina Inc.	5.800%	1/15/33	9,000	9,278
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,438	1,446
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	44,155	46,663
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	2,945	2,904
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	7,251	6,402
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	29,850	27,483
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,810	4,733
	Duke Energy Carolinas LLC	6.100%	6/1/37	3,404	3,565
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,196
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,085	12,729
	Duke Energy Carolinas LLC	5.350%	1/15/53	52,380	51,024
	Duke Energy Corp.	2.650%	9/1/26	11,775	11,082
	Duke Energy Corp.	3.400%	6/15/29	12,030	11,077
	Duke Energy Corp.	3.300%	6/15/41	31,380	23,076
	Duke Energy Corp.	4.800%	12/15/45	44,700	39,145
	Duke Energy Corp.	3.750%	9/1/46	9,940	7,392
	Duke Energy Corp.	4.200%	6/15/49	25,820	20,356
	Duke Energy Corp.	3.500%	6/15/51	34,035	23,474
	Duke Energy Corp.	5.000%	8/15/52	24,460	21,810
	Duke Energy Florida LLC	6.350%	9/15/37	8,000	8,556
	Duke Energy Florida LLC	6.400%	6/15/38	27,055	29,157
	Duke Energy Florida LLC	5.950%	11/15/52	11,250	11,810
	Duke Energy Progress LLC	3.400%	4/1/32	15,845	14,005
	Duke Energy Progress LLC	6.300%	4/1/38	14,705	15,792
	Duke Energy Progress LLC	4.100%	3/15/43	615	504
	Duke Energy Progress LLC	4.200%	8/15/45	40,400	33,213
	Duke Energy Progress LLC	2.500%	8/15/50	2,475	1,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	2.900%	8/15/51	2,450	1,574
	Duke Energy Progress LLC	4.000%	4/1/52	4,185	3,298
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	34,870	27,967
[6]	East Ohio Gas Co.	2.000%	6/15/30	8,960	7,332
[6]	East Ohio Gas Co.	3.000%	6/15/50	13,050	8,131
	Edison International	5.250%	11/15/28	22,192	22,075
	Emera US Finance LP	3.550%	6/15/26	25,624	24,555
	Entergy Louisiana LLC	3.120%	9/1/27	14,935	14,052
	Evergy Inc.	2.450%	9/15/24	10,420	10,229
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,062	3,463
[3]	Evergy Metro Inc.	2.250%	6/1/30	5,680	4,800
	Evergy Metro Inc.	4.200%	3/15/48	3,419	2,770
[3]	Eversource Energy	2.900%	10/1/24	17,450	17,161
[3]	Eversource Energy	3.150%	1/15/25	5,025	4,920
[3]	Eversource Energy	3.300%	1/15/28	14,410	13,421
	Eversource Energy	5.450%	3/1/28	24,675	24,810
	Eversource Energy	3.375%	3/1/32	5,495	4,717
	Eversource Energy	5.125%	5/15/33	11,655	11,259
	Exelon Corp.	3.350%	3/15/32	18,315	15,969
	Florida Power & Light Co.	5.650%	2/1/35	50,000	51,634
	Florida Power & Light Co.	4.950%	6/1/35	10,000	9,838
	Florida Power & Light Co.	5.650%	2/1/37	5,000	5,162
	Florida Power & Light Co.	5.950%	2/1/38	27,080	28,798
	Florida Power & Light Co.	5.690%	3/1/40	4,000	4,098
	Florida Power & Light Co.	3.700%	12/1/47	13,702	10,651
	Florida Power & Light Co.	5.300%	4/1/53	17,250	17,033
	Fortis Inc.	3.055%	10/4/26	28,565	26,967
	Georgia Power Co.	4.700%	5/15/32	21,575	20,854
	Georgia Power Co.	4.950%	5/17/33	20,085	19,624
	Georgia Power Co.	5.250%	3/15/34	15,025	14,976
	Georgia Power Co.	5.400%	6/1/40	6,665	6,360
[3]	Georgia Power Co.	4.750%	9/1/40	34,703	31,505
	Georgia Power Co.	4.300%	3/15/42	9,934	8,479
	Georgia Power Co.	5.125%	5/15/52	24,430	23,187
	Indiana Michigan Power Co.	4.250%	8/15/48	14,980	12,125
[6]	ITC Holdings Corp.	4.950%	9/22/27	2,425	2,410
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	25,345	23,642
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,565	21,408
[6]	Metropolitan Edison Co.	5.200%	4/1/28	1,910	1,905
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,572	6,310
	MidAmerican Energy Co.	4.400%	10/15/44	1,050	899
	MidAmerican Energy Co.	4.250%	5/1/46	5,485	4,599
	MidAmerican Energy Co.	4.250%	7/15/49	6,595	5,541
	MidAmerican Energy Co.	3.150%	4/15/50	38,026	25,991
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,170	3,037
[6]	Monongahela Power Co.	5.400%	12/15/43	4,570	4,315
[3]	Nevada Power Co.	3.125%	8/1/50	15,345	10,064
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,700	12,751
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,955	14,029
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,275	30,706
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,465	24,055
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	14,165	13,099
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,660	40,949
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	6,130	5,974
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,970	34,113
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	14,840	9,266
	NiSource Inc.	5.250%	3/30/28	19,368	19,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.250%	2/15/43	14,588	13,747
	NiSource Inc.	4.800%	2/15/44	12,750	11,309
	NiSource Inc.	5.000%	6/15/52	19,985	18,064
	Northern States Power Co.	2.250%	4/1/31	4,940	4,138
	Northern States Power Co.	6.250%	6/1/36	50,000	54,001
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	31,994	31,794
	Oglethorpe Power Corp.	5.950%	11/1/39	6,075	5,998
	Oglethorpe Power Corp.	4.550%	6/1/44	1,825	1,483
	Oglethorpe Power Corp.	4.250%	4/1/46	19,060	14,583
	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,322
	Oglethorpe Power Corp.	5.050%	10/1/48	4,690	4,133
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,425	4,144
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	19,394	18,605
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	37,160	38,315
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	10,735	9,734
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,120	14,358
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,115	22,965
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	3,788	3,527
	Pacific Gas & Electric Co.	6.150%	1/15/33	19,542	19,995
	Pacific Gas & Electric Co.	6.400%	6/15/33	18,130	18,853
	Pacific Gas & Electric Co.	6.950%	3/15/34	30,080	32,523
	Pacific Gas & Electric Co.	4.500%	7/1/40	37,359	31,386
	Pacific Gas & Electric Co.	3.950%	12/1/47	14,559	10,572
	Pacific Gas & Electric Co.	6.750%	1/15/53	13,479	14,447
	Pacific Gas & Electric Co.	6.700%	4/1/53	28,364	30,417
	PECO Energy Co.	2.850%	9/15/51	8,000	5,096
	PECO Energy Co.	4.600%	5/15/52	12,845	11,437
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	910	902
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	3,775	2,976
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	16,989	12,237
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	25,815	25,443
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	23,500	23,049
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	9,130	8,227
	Potomac Electric Power Co.	6.500%	11/15/37	25,000	27,594
	PPL Electric Utilities Corp.	5.250%	5/15/53	5,710	5,543
	San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	3,667
[3]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,940	4,020
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,390	4,145
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,940	4,889
[3]	San Diego Gas & Electric Co.	2.950%	8/15/51	714	474
	San Diego Gas & Electric Co.	3.700%	3/15/52	29,320	21,723
	San Diego Gas & Electric Co.	5.350%	4/1/53	39,740	38,442
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	7,893	6,705
[3]	SCE Recovery Funding LLC	1.942%	5/15/38	3,655	2,679
[3]	SCE Recovery Funding LLC	2.510%	11/15/43	3,310	2,228
	Sempra	3.250%	6/15/27	80,765	75,956
	Sempra	3.700%	4/1/29	2,295	2,138
	Sempra	6.000%	10/15/39	14,800	14,938
	Sierra Pacific Power Co.	2.600%	5/1/26	7,857	7,442
[3]	Southern California Edison Co.	3.700%	8/1/25	3,315	3,238
[5]	Southern California Edison Co.	5.150%	6/1/29	32,950	32,973
	Southern California Edison Co.	5.950%	11/1/32	30,370	31,650
	Southern California Edison Co.	6.000%	1/15/34	7,695	8,019
[3]	Southern California Edison Co.	5.550%	1/15/37	50,475	50,230
[3]	Southern California Edison Co.	5.950%	2/1/38	40,000	40,987
	Southern California Edison Co.	6.050%	3/15/39	1,980	2,039
	Southern California Edison Co.	4.650%	10/1/43	3,255	2,849
	Southern California Edison Co.	4.000%	4/1/47	6,530	5,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Southern California Edison Co.	4.125%	3/1/48	11,495	9,171
[3]	Southern California Edison Co.	4.875%	3/1/49	2,985	2,649
	Southern California Edison Co.	3.650%	2/1/50	5,405	3,954
	Southern California Edison Co.	5.700%	3/1/53	6,815	6,758
	Southern California Edison Co.	5.875%	12/1/53	7,292	7,410
[5]	Southern California Edison Co.	5.750%	4/15/54	8,485	8,433
	Southern California Gas Co.	6.350%	11/15/52	17,580	19,258
	Southern Co.	3.250%	7/1/26	30,885	29,544
	Southern Co.	4.400%	7/1/46	41,137	34,693
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	6,670	6,831
	Southwest Gas Corp.	2.200%	6/15/30	6,310	5,265
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,138
	Southwestern Public Service Co.	3.700%	8/15/47	3,756	2,686
	Tampa Electric Co.	4.900%	3/1/29	8,065	8,018
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/42	39,235	38,059
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/46	18,860	17,846
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/50	17,640	17,539
	Tucson Electric Power Co.	5.500%	4/15/53	6,825	6,681
	Union Electric Co.	4.000%	4/1/48	14,316	11,262
	Union Electric Co.	3.900%	4/1/52	8,575	6,674
	Union Electric Co.	5.450%	3/15/53	8,045	7,875
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	16,025	15,338
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,740	1,804
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	17,746
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	45,823
					3,422,000
Total Corporate Bonds (Cost $26,408,207)					24,173,544
Sovereign Bonds (0.5%)
[3,6]	Bermuda	2.375%	8/20/30	18,130	15,163
[3,6]	Bermuda	3.375%	8/20/50	6,835	4,561
[3,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,705	13,970
	Equinor ASA	2.875%	4/6/25	4,775	4,662
	Equinor ASA	3.125%	4/6/30	80,155	73,081
[3,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	34,704	34,088
[3,6]	Kingdom of Saudi Arabia	5.000%	1/18/53	39,870	35,169
[3,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	53,094	51,356
[3,6]	NBN Co. Ltd.	1.625%	1/8/27	26,265	23,848
[3,6]	NBN Co. Ltd.	2.625%	5/5/31	37,954	32,179
[3,6]	NBN Co. Ltd.	2.500%	1/8/32	77,087	63,635
[6]	OMERS Finance Trust	4.000%	4/20/28	18,090	17,529
[3,6]	Qatar Energy	2.250%	7/12/31	31,765	26,413
[3,6]	Qatar Energy	3.125%	7/12/41	23,200	17,033
[3]	Republic of Chile	2.550%	7/27/33	36,780	29,739
[3]	Republic of Chile	3.500%	1/31/34	20,300	17,658
	Republic of Chile	3.500%	4/15/53	20,175	14,598
[3,6]	Saudi Arabian Oil Co.	3.500%	4/16/29	28,670	26,623
[3,6]	State of Qatar	3.375%	3/14/24	3,360	3,353
[3,6]	State of Qatar	4.400%	4/16/50	14,035	12,282
[3,6]	UAE International Government Bond	4.951%	7/7/52	13,725	12,916
[3]	United Mexican States	6.338%	5/4/53	27,000	26,378
[3]	United Mexican States	6.400%	5/7/54	35,375	34,903
Total Sovereign Bonds (Cost $664,574)					591,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (1.6%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/37	4,935	3,875
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	19,615	22,304
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	1,965	2,241
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	26,165	31,919
	Broward County FL Airport System Revenue	3.477%	10/1/43	10,370	8,403
	California GO	7.350%	11/1/39	56,970	66,960
	California GO	5.875%	10/1/41	29,515	30,430
	California Health Facilities Financing Authority Revenue	4.190%	6/1/37	4,380	4,072
	California State University Systemwide Revenue	2.719%	11/1/52	12,090	8,158
	California State University Systemwide Revenue	2.939%	11/1/52	15,225	10,438
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	31,976	35,539
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	54,604	60,687
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/40	2,260	2,417
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	7,405	5,869
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	18,860	13,745
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	2,695	2,291
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	17,490	15,896
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	29,555	26,598
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	11,545	9,272
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	69,008	77,797
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	2,430	2,039
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,645	3,535
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	9,015	8,309
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	5,645	5,657
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	28,900	21,013
	Houston TX GO	6.290%	3/1/32	13,735	14,425
	Illinois GO	5.100%	6/1/33	205,260	202,134
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	31,421
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/33	11,150	11,018
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/38	5,480	4,424
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	7,745	7,430

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	15,140	10,473
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	50,000	51,329
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	19,000	20,994
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	18,985	19,556
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	27,675	23,745
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	23,108
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	16,520	13,629
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	21,350	16,130
	Massachusetts SO Revenue	4.110%	7/15/31	13,017	12,797
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	24,550	19,123
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	11,320	9,760
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	30,285	36,477
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	1,395	1,414
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	27,295	30,131
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	23,665	22,505
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	13,167
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	17,066
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	14,315	10,693
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	11,035	12,915
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	25,930	27,528
[8]	Oregon School Boards Association GO	5.528%	6/30/28	42,908	43,246
[9]	Oregon State University General Revenue	3.424%	3/1/60	28,000	20,464
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	66,810	70,973
	Port Authority of New York & New Jersey Revenue	5.859%	12/1/24	2,600	2,611
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	40	42
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	34,900	35,042
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	44,055	39,239
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	21,985	20,870
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/45	8,775	7,530
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/38	9,585	8,796

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	11,960	9,533
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	34,905	27,887
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	13,630	13,724
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	20,070	20,351
	Texas Transportation Commission GO	2.562%	4/1/42	7,310	5,467
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	12,640	11,984
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	17,265	16,398
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	9,465	10,752
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	15,150	17,225
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	15,445	10,537
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	46,830	42,283
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	26,520	18,051
	University of California Revenue	1.316%	5/15/27	13,075	11,786
	University of California Revenue	1.614%	5/15/30	16,140	13,524
	University of California Revenue	4.765%	5/15/44	5,980	5,970
	University of California Revenue	3.931%	5/15/45	22,370	20,395
	University of Michigan Revenue	2.562%	4/1/50	32,056	20,687
	University of Michigan Revenue	3.504%	4/1/52	7,445	5,773
	University of Minnesota Revenue	4.048%	4/1/52	27,160	23,639
Total Taxable Municipal Bonds (Cost $1,844,852)					1,697,635
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	5.400%		1,476	148
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC (Dated 2/29/24, Repurchase Value $46,407,000, collateralized by Fannie Mae 2.500%–4.280%, 3/1/42–3/1/52, and Freddie Mac 2.500%–3.500%, 10/1/35–4/1/52, with a value of $47,328,000)	5.310%	3/1/24	46,400	46,400
	Citigroup Global Markets Inc. (Dated 2/29/24, Repurchase Value $21,303,000, collateralized by U.S. Treasury Note/Bond 0.250%, 3/15/24, with a value of $21,726,000)	5.290%	3/1/24	21,300	21,300
	Credit Agricole Securities (USA) Inc. (Dated 2/29/24, Repurchase Value $15,102,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%, 7/15/30, with a value of $15,402,000)	5.290%	3/1/24	15,100	15,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Deutsche Bank Securities, Inc. (Dated 2/29/24, Repurchase Value $85,213,000, collateralized by Ginnie Mae 2.500%–4.000%, 11/20/50–3/20/51, with a value of $86,904,000)	5.300%	3/1/24	85,200	85,200
HSBC Bank USA (Dated 2/29/24, Repurchase Value $111,916,000, collateralized by Treasury Inflation Indexed Note/Bond 1.000%, 2/15/48, U.S. Treasury Bill 0.000%, 4/16/24–8/1/24, and U.S. Treasury Note/Bond 3.000%–4.375%, 10/31/24–2/15/48, with a value of $114,138,000)	5.290%	3/1/24	111,900	111,900
HSBC Bank USA (Dated 2/29/24, Repurchase Value $122,518,000, collateralized by Fannie Mae 3.500%–5.500%, 11/1/48–8/1/53, with a value of $124,950,000)	5.300%	3/1/24	122,500	122,500
JP Morgan Securities LLC (Dated 2/29/24, Repurchase Value $59,009,000, collateralized by U.S. Treasury Bill 0.000%, 4/11/24, and U.S. Treasury Note/Bond 3.250%, 8/31/24, with a value of $60,180,000)	5.300%	3/1/24	59,000	59,000
Nomura International plc (Dated 2/29/24, Repurchase Value $109,316,000, collateralized by U.S. Treasury Note/Bond 1.875%–4.625%, 9/30/28–6/30/30, with a value of $111,486,000)	5.290%	3/1/24	109,300	109,300
RBC Capital Markets LLC (Dated 2/29/24, Repurchase Value $21,803,000, collateralized by Freddie Mac 3.000%, 11/1/48, and U.S. Treasury Note/Bond 5.466%, 10/31/24, with a value of $22,236,000)	5.300%	3/1/24	21,800	21,800
Societe Generale (Dated 2/29/24, Repurchase Value $26,304,000, collateralized by U.S. Treasury Note/Bond 5.571%, 1/31/26, with a value of $26,826,000)	5.290%	3/1/24	26,300	26,300
TD Securities (USA) LLC (Dated 2/29/24, Repurchase Value $46,407,000, collateralized by Ginnie Mae 2.500%–7.500%, 11/20/51–12/20/53, with a value of $47,328,000)	5.310%	3/1/24	46,400	46,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 2/29/24, Repurchase Value $214,632,000, collateralized by Federal Farm Credit Bank 0.000%, 3/12/24–3/26/24, Federal Home Loan Bank 0.000%, 3/15/24–11/1/24, and Freddie Mac 2.000%–8.500%, 11/1/26–2/1/54, with a value of $218,892,000)	5.310%	3/1/24	214,600	214,600
				879,800
Total Temporary Cash Investments (Cost $879,944)				879,948
Total Investments (99.5%) (Cost $82,771,129)				109,050,463
Other Assets and Liabilities—Net (0.5%)				586,108
Net Assets (100%)				109,636,571
Cost is in $000.
*	Non-income-producing security.
1	Securities with a value of $5,773,000 have been segregated as initial margin for recently closed futures contracts.
2	Securities with a value of $564,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $6,866,612,000, representing 6.3% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at February 29, 2024.
G.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	66,908,547	4,777,032	—	71,685,579
U.S. Government and Agency Obligations	—	8,914,832	—	8,914,832
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,107,788	—	1,107,788
Corporate Bonds	—	24,173,544	—	24,173,544
Sovereign Bonds	—	591,137	—	591,137
Taxable Municipal Bonds	—	1,697,635	—	1,697,635
Temporary Cash Investments	148	879,800	—	879,948
Total	66,908,695	42,141,768	—	109,050,463